Long-Term Debt - Schedule of Debt Principal Repayments (Detail) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Aug. 18, 2014	Sep. 30, 2013	Feb. 28, 2007
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015		$ 43,264,000
Total	$ 598,999,000	628,813,000		$ 545,000,000
Unsecured Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015		24,014,000
FY 2016		0
FY 2017		0
FY 2018		0
FY 2019		0
FY 2020		0
Total		24,014,000			$ 250,000,000
First Lien Term Loan, Tranche A [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	10,000,000
FY 2015		17,500,000
FY 2016	25,000,000	25,000,000
FY 2017	25,000,000	25,000,000
FY 2018	38,750,000	38,750,000
FY 2019	0	0
FY 2020	0	0
Total	98,750,000	106,250,000
First Lien Term Loan, Tranche B [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	875,000
FY 2015		1,750,000
FY 2016	1,750,000	1,750,000
FY 2017	1,750,000	1,750,000
FY 2018	1,750,000	1,750,000
FY 2019	167,563,000	167,563,000
FY 2020	0	0
Total	173,688,000	174,563,000
Second Lien Term Loans [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	0
FY 2015		0
FY 2016	0	0
FY 2017	0	0
FY 2018	0	0
FY 2019	0	0
FY 2020	70,000,000	70,000,000
Total	70,000,000	70,000,000
Second Lien PIK Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	0
FY 2015		0
FY 2016	0	0
FY 2017	0	0
FY 2018	0	0
FY 2019	0	0
FY 2020	82,603,000	82,603,000
Total	82,603,000	82,603,000
Third Lien Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	0
FY 2015		0
FY 2016	0	0
FY 2017	0	0
FY 2018	0	0
FY 2019	0	0
FY 2020	210,986,000	210,986,000
Total	210,986,000	210,986,000	$ 2,900,000
Third Lien PIK Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	0
FY 2015		0
FY 2016	0	0
FY 2017	0	0
FY 2018	0	0
FY 2019	0	0
FY 2020	148,458,000	159,223,000
Total	148,458,000	159,223,000
Notes and PIK Notes [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	10,875,000
FY 2015		43,264,000
FY 2016	26,750,000	26,750,000
FY 2017	26,750,000	26,750,000
FY 2018	86,075,000	40,500,000
FY 2019	167,563,000	167,563,000
FY 2020	512,047,000	522,812,000
Total	830,060,000	827,639,000
Credit Agreement [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
FY 2015	0
FY 2016	0
FY 2017	0
FY 2018	45,575,000
FY 2019	0
FY 2020	0
Total	$ 45,575,000	$ 43,000,000